Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000135035 | Teva Pharmaceutical Industries, Ltd.ADR_881624209
Holdings [Line Items]
Percent of Total Investments	3.57%
C000135035 | Fidelity National Information Services, Inc.None_31620M106
Holdings [Line Items]
Percent of Total Investments	3.55%
C000135035 | Capital One Financial Corp.None_14040H105
Holdings [Line Items]
Percent of Total Investments	3.34%
C000135035 | Organon & Co.None_68622V106
Holdings [Line Items]
Percent of Total Investments	3.33%
C000135035 | Oracle Corp.None_68389X105
Holdings [Line Items]
Percent of Total Investments	3.16%
C000135035 | PVH Corp.None_693656100
Holdings [Line Items]
Percent of Total Investments	3.12%
C000135035 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	3.09%
C000135035 | Willis Towers Watson PLCNone_G96629103
Holdings [Line Items]
Percent of Total Investments	3.05%
C000135035 | Flex, Ltd.None_Y2573F102
Holdings [Line Items]
Percent of Total Investments	3.03%
C000135035 | Wells Fargo & Co.None_949746101
Holdings [Line Items]
Percent of Total Investments	3.02%
C000135035 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135035 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000135035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000135035 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000135035 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000135035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000135035 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000135035 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135035 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135035 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135035 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135035 | Common Stock
Holdings [Line Items]
Percent of Total Investments	97.10%
C000135035 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012417 | Teva Pharmaceutical Industries, Ltd.ADR_881624209
Holdings [Line Items]
Percent of Total Investments	3.57%
C000012417 | Fidelity National Information Services, Inc.None_31620M106
Holdings [Line Items]
Percent of Total Investments	3.55%
C000012417 | Capital One Financial Corp.None_14040H105
Holdings [Line Items]
Percent of Total Investments	3.34%
C000012417 | Organon & Co.None_68622V106
Holdings [Line Items]
Percent of Total Investments	3.33%
C000012417 | Oracle Corp.None_68389X105
Holdings [Line Items]
Percent of Total Investments	3.16%
C000012417 | PVH Corp.None_693656100
Holdings [Line Items]
Percent of Total Investments	3.12%
C000012417 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	3.09%
C000012417 | Willis Towers Watson PLCNone_G96629103
Holdings [Line Items]
Percent of Total Investments	3.05%
C000012417 | Flex, Ltd.None_Y2573F102
Holdings [Line Items]
Percent of Total Investments	3.03%
C000012417 | Wells Fargo & Co.None_949746101
Holdings [Line Items]
Percent of Total Investments	3.02%
C000012417 | Other Assets & Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012417 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000012417 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000012417 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012417 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012417 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012417 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012417 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012417 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012417 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012417 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012417 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012417 | Common Stock
Holdings [Line Items]
Percent of Total Investments	97.10%
C000012417 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.90%